Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share capital	Share-based payment reserve	Warrant reserves	Contributed surplus	Accumulated OCI	Accumulated deficit	Non-controlling Interest	Total
Balance at Jul. 31, 2019	$ 799,706	$ 40,315	$ 60,433			$ (112,742)	$ 1,000	$ 788,712
Balance (shares) at Jul. 31, 2019	64,245,441
June 2020 at the market offering	$ 33,263							33,263
June 2020 at the market offering (Shares)	8,235,620
May 2020 at the market offering	$ 43,495		10,998					54,493
May 2020 at the market offering (shares)	15,985,000
April 2020 underwritten offering	$ 22,928		20,182					43,110
April 2020 underwritten offering (shares)	14,950,000
$70m private placement unsecured convertible debenture				$ 23,902				23,902
USD$25m registered offering	$ 25,229							25,229
USD$25m registered offering (shares)	3,742,516
USD$20m registered offering	$ 21,073							21,073
USD$20m registered offering (shares)	2,994,012
Early conversion of debentures	$ 72,005		13,354	(10,362)				74,997
Early Conversion of Debentures (shares)	9,331,250
Issuance fees				(27)				(27)
Exercise of stock options	$ 223	(89)						134
Exercise of stock options (shares)	29,133
Expiry of stock options		(5,983)		5,983
Exercise of warrants	$ 5,866		(1,469)					4,397
Exercise of warrants (shares)	1,103,469
Expiry of warrants			(7,881)	7,881
Equity-settled share-based payments		31,503						31,503
Non-controlling interest							2,379	2,379
Net loss						(546,489)		(546,489)
Balance at Jul. 31, 2020	$ 1,023,788	65,746	95,617	27,377		(659,231)	3,379	556,676
Balance (shares) at Jul. 31, 2020	120,616,441
June 2020 at the market offering (Shares)	244,875
May 2021 at the market offering, net	$ 45,257							45,257
May 2021 at the market offering, net (shares)	6,373,926
Acquisition of Zenabis Global Inc	$ 151,358	7,282	32,354				(1,340)	189,654
Acquisition of Zenabis Global Inc (shares)	17,579,336
Senior secured convertible note, net	$ 29,540							29,540
Senior secured convertible note, net (shares)	4,602,241
Transaction costs	$ 3,612							3,612
Transaction costs (shares)	448,639
Exercise of stock options	$ 3,213	(1,983)						1,230
Exercise of stock options (shares)	410,051
Exercise of equity settled RSUs	$ 1,267	(1,554)						(287)
Exercise of equity settled RSUs (shares)	223,506
Expiry of stock options		(12,891)		12,891
Exercise of warrants	$ 9,932		(3,126)					6,806
Exercise of warrants (shares)	2,146,931
Expiry of warrants			(733)	733
Equity-settled share-based payments		13,150						13,150
Other comprehensive Income					$ 1,152			1,152
Non-controlling interest				289				289
Net loss						(114,762)	(52)	(114,814)
Balance at Jul. 31, 2021	$ 1,267,967	$ 69,750	$ 124,112	$ 41,290	$ 1,152	$ (773,993)	$ 1,987	$ 732,265
Balance (shares) at Jul. 31, 2021	152,645,946